Taxes - Expenses Recognized in OCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Unrealized gain (loss) on cash flow hedges	$ 992	$ 871	$ (391)
Exchange differences on translation of foreign operations	(1,730)	4,758	(1,667)
Remeasurements of the net defined benefit liability	127	(208)	(371)
Share of the other comprehensive income of equity method accounted investees	1,506	(2,597)	288
Total income tax expense (benefit) recognized in OCI	895	$ 2,824	$ (2,141)
Employee benefits
Statement [Line Items]
Share of the other comprehensive income of equity method accounted investees	252
CTA
Statement [Line Items]
Share of the other comprehensive income of equity method accounted investees	1,240
MTM
Statement [Line Items]
Share of the other comprehensive income of equity method accounted investees	$ 14